TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Current taxes	$ 16,318	$ 10,119	$ 8,742
Deferred taxes	(2,580)	217	(1,921)
Income tax expense	13,738	10,336	6,821
Domestic	9,646	6,395	4,930
Foreign	$ 4,092	$ 3,941	$ 1,891